Business Combinations (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Business Combinations [Line Items]
Cash due to seller	$ 4,500,000
Cash	4,000,000
Aggregate principal amount	500,000
Revenues	15,454,097
Net loss from continuing operations	$ 2,468,448
ICU Eyewear [Member]
Business Combinations [Line Items]
Percentage of secured promissory note	6.00%